Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015
Taxes on Income (Details) [Line Items]
Income tax rate percentage	23.00%	23.00%	24.00%
Description of tax benefits capital investments	As part of Economic Efficiency Law (Legislative Amendments for Accomplishment of Budgetary Targets for Budget Years 2017-2018), 5777-2016, the tax rate is 16% for all other Areas other than Area A (which was 9% from 2016 onward).			As of December 31, 2015, some of the Company Israeli subsidiaries filed a notice to the Israeli tax authorities to apply for the new benefits under the 2011 Amendment and therefore and subject to the amended tax rate of 16%, which was used for 2014-2016 tax years.
New incentives regime, description	A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates), or 20% for dividends which are distributed on or after January 1, 2014 and from "Preferred Income" that was produced or accrued after such date. A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company.
Benefit regime for preferred technology enterprises, description	Amendment, with total consolidated revenues of the group companies is less than NIS 10 billion, shall be subject to 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%). In order to qualify as a Preferred technological enterprise certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports		The 2017 Amendment further provides that a technology company satisfying certain conditions will qualify as a Special PTE (an enterprise for which, among others, total consolidated revenues of its parent company and all subsidiaries is at least NIS 10 billion) and will thereby enjoy a reduced corporate tax rate of 6% on PTI regardless of the company's geographic location within Israel. In addition, a Special PTE will enjoy a reduced corporate tax rate of 6% on capital gain derived from the sale of certain "Benefited Intangible Assets" to a related foreign company if the Benefited Intangible Assets were either developed by the Special Preferred Technology Enterprise or acquired from a foreign company on or after January 1, 2017, and the sale received prior approval from the IIA. A Special PTE that acquires Benefited Intangible Assets from a foreign company for more than NIS 500 million will be eligible for these benefits for at least ten years, subject to certain approvals as specified in the Investment Law.
Dividend distribution, description	Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).
Undistributed earnings of foreign subsidiaries	$ 25,505
Unrecognized deferred tax liability for temporary differences related to investments	845
Accrued interest of unrecognized tax benefits	1,039	$ 783	$ 3,800
Loss carry-forwards total	$ 28,842
Israel [Member]
Taxes on Income (Details) [Line Items]
Tax rate percentage			12.00%
Maximum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage		35.00%
Minimum [Member]
Taxes on Income (Details) [Line Items]
Income tax rate percentage		21.00%